GROUP ENTITIES	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
GROUP ENTITIES
GROUP ENTITIES
Significant Subsidiaries

As at December 31	Ownership Interest
(percentages)	2019	2018
Pembina Gas Services Limited Partnership	100	100
Pembina Holding Canada L.P.	100	100
Pembina Infrastructure and Logistics L.P.	100	100
Pembina Midstream Limited Partnership	100	100
Pembina Oil Sands Pipeline L.P.	100	100
Pembina Pipeline	100	100
Pembina Empress NGL Partnership	100	100
Ruby Blocker LLC	100	100
Pembina Cochin LLC	100	—